KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 1,283,114	$ 1,905,951
Share-based incentives	2,680,218	995,289
Total	$ 3,963,332	$ 2,901,240